Schedule of Investments TCW Transform Supply Chain ETF January 31, 2026 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 11.5%
Carpenter Technology Corp.	1,575	$500,582
TransDigm Group, Inc.	526	750,886
		1,251,468
Broadline Retail - 4.8%
Amazon.com, Inc.*	2,175	520,478
Building Products - 6.8%
Advanced Drainage Systems, Inc.	2,239	340,418
Trane Technologies plc	953	400,812
		741,230
Commercial Services & Supplies - 8.1%
GFL Environmental, Inc.	15,713	674,873
Waste Connections, Inc.	1,248	209,165
		884,038
Construction & Engineering - 3.7%
API Group Corp.*	5,862	243,684
WillScot Holdings Corp.	8,275	165,748
		409,432
Construction Materials - 10.4%
Martin Marietta Materials, Inc.	1,221	796,031
Vulcan Materials Co.	1,127	338,709
		1,134,740
Electrical Equipment - 5.0%
Eaton Corp. plc	1,550	544,701
Electronic Equipment, Instruments & Components - 1.7%
Cognex Corp.	4,721	182,892
Ground Transportation - 4.0%
Canadian Pacific Kansas City Ltd.	3,226	239,821
Saia, Inc.*	581	194,559
		434,380
Industrial Conglomerates - 2.8%
Siemens AG	1,014	308,058
Investments	Shares	Value
Machinery - 3.2%
Caterpillar, Inc.	255	$167,627
Symbotic, Inc., Class A*	3,416	185,728
		353,355
Semiconductors & Semiconductor Equipment - 29.3%
ASML Holding NV	351	499,473
Broadcom, Inc.	2,067	684,797
Lam Research Corp.	996	232,526
Marvell Technology, Inc.	1,504	118,696
NVIDIA Corp.	4,737	905,383
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,338	772,849
		3,213,724
Software - 2.3%
PTC, Inc.*	1,593	248,715
Specialty Retail - 2.9%
O’Reilly Automotive, Inc.*	3,203	315,207
Trading Companies & Distributors - 3.2%
Ferguson Enterprises, Inc.	1,387	350,162
Total Common Stocks
(Cost $9,093,890)		10,892,580
	Principal
Short-Term Investments - 0.4%
Time Deposit - 0.4%
JP Morgan Chase, New York 2.98% 2/2/2026 (Cost $46,621)	$46,621	46,621
Total Investments - 100.1%	–%
(Cost $9,140,511)		$10,939,201
Liabilities in Excess of Other Assets - (0.1)%		(16,074)
Net Assets - 100.0%	–	$10,923,127

*	Non-income producing security.

Schedule of Investments (Continued) TCW Transform Supply Chain ETF January 31, 2026 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$10,892,580	$–	$–	$10,892,580
Short-Term Investments
Time Deposit	46,621	–	–	46,621
Total Investments	$10,939,201	$–	$–	$10,939,201

*	Please refer to the Schedule of Investments to view securities segregated by industry.